Bargain Purchase Gain - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified		0 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Tap Funding Limited	Dec. 20, 2012 Tap Funding Limited
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Number of Shares of Acquired Common Stock			501
Business Acquisition Cash Paid	$ 7,997		$ 20,532
Reduced management fees			3,852
Business Acquisition, Percentage of Equity Interests Acquired			50.10%
Common Shares Outstanding Business Acquisition			1,000
Net income (loss) attributable to TAP Funding's operations		102
Net Income attributable to Noncontrolling Interest		$ 51
Net ownership percentage by Noncontrolling owners		49.90%	49.90%